Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Lease liabilities
Schedule of current and non current lease liabilities

	September 30,	December 31,
	2026	2025
	$'m	$'m

Non-current	313.4	311.7
Current	67.2	60.7
Total lease liabilities	380.6	372.4

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	1 - 3	3 - 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At September 30, 2026
Lease liabilities	380.6	705.1	74.4	143.0	112.1	375.6

At December 31, 2025
Lease liabilities	372.4	698.9	69.8	140.0	111.3	377.8